Intangible assets - Goodwill - Schedule of goodwill assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Santander UK
Cash-generating units information
Projected period	5 years
Discount rate	11.10%	9.20%	9.50%
Nominal perpetual growth rate	2.50%	2.30%	2.30%
Santander Bank Polska
Cash-generating units information
Projected period	5 years
Discount rate	15.60%	10.30%	10.00%
Nominal perpetual growth rate	4.80%	3.50%	3.50%
Santander US Auto
Cash-generating units information
Projected period	3 years
Discount rate	12.20%	10.60%	10.70%
Nominal perpetual growth rate	2.80%	1.50%	1.50%
Santander Holdings USA, Inc.
Cash-generating units information
Projected period	5 years
Discount rate	12.60%	11.60%	11.60%
Nominal perpetual growth rate	3.50%	3.00%	2.50%
Santander Consumer Germany
Cash-generating units information
Projected period	5 years
Discount rate	9.40%	8.30%	9.00%
Nominal perpetual growth rate	2.30%	1.80%	1.80%
SAM Investment Holdings Limited
Cash-generating units information
Projected period	5 years
Discount rate	12.20%	10.40%	10.10%
Nominal perpetual growth rate	2.50%	2.50%	2.50%
Santander Portugal
Cash-generating units information
Projected period	5 years
Discount rate	11.10%	9.70%	9.80%
Nominal perpetual growth rate	2.30%	1.80%	1.80%
Santander Consumer Nordics
Cash-generating units information
Projected period	5 years
Discount rate	11.00%	9.90%	10.10%
Nominal perpetual growth rate	2.50%	2.00%	2.00%